Share-based Payments - Schedule of Details of Share-based Payments (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
18th grant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value per option (in Korean won)		₩ 38,484
Total compensation costs (in Korean won)		₩ 5,296,000,000
19th grant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total compensation costs (in Korean won)	₩ 7,530,000,000
19th grant | Internal Directors
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value per option (in Korean won)	48,758
19th grant | External Directors
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value per option (in Korean won)	₩ 58,400